Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating expenses
Consulting services	$ 556,760	$ 111,392	$ 137,074
General and administrative	17,239	29,665	24,918
Impairment of mineral property	0	350,000	0
Management and directors' fees	762,947	825,177	240,000
Mineral property costs	9,791	5,991	23,085
Professional fees	41,318	71,264	95,114
Total operating expenses	1,388,055	1,393,489	520,191
Loss before other income (expense)	(1,388,055)	(1,393,489)	(520,191)
Other income (expense)
Accretion and interest expense	(52,120)	(65,870)	(33,192)
Forgiveness of loans and subscriptions payable and accrued interest	198,801	0	0
Gain (loss) on settlement of debt	(43,068)	(243,065)	23,577
Loss on change in fair value of derivative liabilities	0	0	(29,168)
Proportionate loss on investment in associate	(85,028)	0	0
Total other income (expense)	18,585	(308,935)	(38,783)
Net loss	$ (1,369,470)	$ (1,702,424)	$ (558,974)
Net Loss Per Share - Basic and Diluted	$ (0.16)	$ (0.35)	$ (0.18)
Weighted average shares outstanding	8,784,726	4,849,806	3,095,546